Retrospective Restatement (Tables)	12 Months Ended
Dec. 31, 2022
Retrospective Restatement
Schedule of Retrospective Restatement

Consolidated Interim Statements of Loss and Comprehensive Loss for the Year Ended December 31, 2021

	As previously reported under US GAAP (Audited)	Adjustment (Audited)	As restated under US GAAP (Unaudited)
Change in fair value of derivative liability	$1,473,638	$(3,064,400)	$(1,590,762)
Net loss	(2,050,550)	(3,064,400)	(5,114,950)
Net and comprehensive loss	(2,407,790)	(3,064,400)	(5,472,190)
Basic and diluted loss per share	$(0.01)	$(0.02)	$(0.03)

Consolidated Statements of Financial Position as at December 31, 2021

	As previously reported under US GAAP (Audited)	Adjustment (Audited)	As restated under US GAAP (Unaudited)
Additional paid-in capital	$33,295,413	$3,064,400	$36,359,813
Accumulated deficit	$(30,527,877)	$(3,064,400)	$(33,592,277)